GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 87,275
Other additions	49,433
Impairment losses	29,667	$ 87,673
Balance at end of year	64,754	87,275
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	251,934	235,147
Other additions	10,424	17,508
Disposals	(15)
Reclassification
Exchange adjustments	(29)	(721)
Balance at end of year	262,372	251,934	235,147
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	87,275
Balance at end of year	64,754	87,275
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(164,659)	(73,789)
Disposals	8
Charge for the year	(3,303)	(2,973)
Impairment losses	(29,667)	(87,673)
Exchange adjustments	3	(224)
Balance at end of year	(197,618)	(164,659)	(73,789)
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	81,689	82,112
Other additions
Reclassification
Exchange adjustments		(423)
Balance at end of year	81,689	81,689	82,112
Goodwill [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	25,774
Balance at end of year	17,898	25,774
Goodwill [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(55,915)	(29,426)
Disposals
Charge for the year
Impairment losses	(7,876)	(26,489)
Exchange adjustments
Balance at end of year	(63,791)	(55,915)	(29,426)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	126,619	109,443
Other additions	10,402	17,431
Reclassification	(132)
Exchange adjustments	29	(255)
Balance at end of year	136,918	126,619	109,443
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	46,966
Balance at end of year	34,778	46,966
Development cost [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(79,653)	(20,199)
Disposals
Charge for the year	(1,708)	(1,259)
Impairment losses	(20,782)	(58,195)
Exchange adjustments	3
Balance at end of year	(102,140)	(79,653)	(20,199)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	9,925	9,968
Other additions	22
Reclassification
Exchange adjustments		(43)
Balance at end of year	9,947	9,925	9,968
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	387
Balance at end of year	219	387
Patents and licences [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(9,538)	(6,280)
Disposals
Charge for the year	(17)	(86)
Impairment losses	(173)	(2,948)
Exchange adjustments		(224)
Balance at end of year	(9,728)	(9,538)	(6,280)
Intangible assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	33,701	33,624
Other additions		77
Disposals	(15)
Reclassification	132
Exchange adjustments
Balance at end of year	33,818	33,701	33,624
Intangible assets [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	14,148
Balance at end of year	11,859	14,148
Intangible assets [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(19,553)	(17,884)
Disposals	8
Charge for the year	(1,578)	(1,628)
Impairment losses	(836)	(41)
Exchange adjustments
Balance at end of year	$ (21,959)	$ (19,553)	$ (17,884)